Equity-Based Compensation (FY) (Details) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) Award $ / shares shares	Sep. 30, 2018 USD ($) Award $ / shares shares	Sep. 30, 2017 USD ($) Award $ / shares shares
Weighted Average Grant Date Fair Value [Roll Forward]
Expense related to performance award | $	$ 0.2	$ 0.3
Performance Share Unit [Member]
Award vesting period [Abstract]
Award vesting period		4 years
Non-Vested Profits in Interests [Roll Forward]
Granted (in shares)		67,000
OneWater LLC [Member] | Performance Share Unit [Member]
Non-Vested Profits in Interests [Roll Forward]
Beginning balance (in shares)		2,573	3,329	3,500
Granted (in shares)				2,529	2,500
Forfeited (in shares)				(2,187)
Vested (in shares)			(756)	(513)
Ending balance (in shares)			2,573	3,329	3,500
Vested Profits in Interests [Roll Forward]
Beginning balance (in shares)		1,269	513	0
Vested (in shares)			756	513
Ending balance (in shares)			1,269	513	0
Weighted Average Grant Date Fair Value [Roll Forward]
Beginning balance (in dollars per share) | $ / shares		$ 348	$ 352	$ 356
Granted (in dollars per share) | $ / shares				193
Forfeited (in dollars per share) | $ / shares				189
Vested (in dollars per share) | $ / shares			366	437
Ending balance (in dollars per share) | $ / shares			$ 348	$ 352	$ 356
Number of awards granted | Award			0	5	3
Grant date fair value of units granted | $				$ 0.5	$ 0.5
Number of years for income projections			5 years
Grant date fair value of units forfeited | $				0.4
Grant date fair value of units vested | $			$ 0.3	0.2
Expense related to performance award | $			0.2	$ 0.2
Unrecognized compensation expense | $			$ 0.5
Weighted-average period of recognition			1 year 4 months 24 days
Compensation expense | $					$ 0.4
OneWater LLC [Member] | Performance Share Unit [Member] | Minimum [Member]
Award vesting period [Abstract]
Award vesting period			3 years
OneWater LLC [Member] | Performance Share Unit [Member] | Maximum [Member]
Award vesting period [Abstract]
Award vesting period			5 years